36. Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments and risk management [line items]
Assets, per balance sheet	R$ 9,336,397	R$ 7,473,871
Derivative financial instruments	502,089	46,511
Other derivatives
Trade accounts receivable and other accounts receivable excluding prepayments	2,000,764	3,287,855
Marketable securities	2,077,498	658,328
Cash and cash equivalents	2,575,291	2,284,810	R$ 1,075,530	R$ 2,960,718
Leases	162,198	156,378
Judicial deposits	794,755	1,006,899
Regulatory credits recoverable	43,906	33,090
Liabilities, according to the balance sheet	14,427,341	14,334,948
Loans and financing	2,345,032	2,029,088
Derivative financial instruments	36,166	4,405
Suppliers and other obligations, excluding legal obligations	3,128,732	3,923,035
Leases	8,378,835	7,780,870
Dividends and interest on shareholders' equity payable	538,576	577,837
Financial Liabilities Measured At Amortized Cost [member]
Financial instruments and risk management [line items]
Liabilities, according to the balance sheet	14,391,175	14,330,543
Loans and financing	2,345,032	2,029,088
Derivative financial instruments
Suppliers and other obligations, excluding legal obligations	3,128,732	3,923,035
Leases	8,378,835	7,780,870
Dividends and interest on shareholders' equity payable	538,576	597,550
Financial Liabilities At Fair Value Through Profit Or Loss [member]
Financial instruments and risk management [line items]
Liabilities, according to the balance sheet	36,166	4,405
Loans and financing
Derivative financial instruments	36,166	4,405
Suppliers and other obligations, excluding legal obligations
Leases
Dividends and interest on shareholders' equity payable
Financial Assets Measured At Amortized Cost [member]
Financial instruments and risk management [line items]
Assets, per balance sheet	6,756,810	6,769,032
Derivative financial instruments
Other derivatives
Trade accounts receivable and other accounts receivable excluding prepayments	3,180,661	3,287,855
Marketable securities
Cash and cash equivalents	2,575,290	2,284,810
Leases	162,198	156,378
Judicial deposits	794,755	1,006,899
Regulatory credits recoverable	43,906	33,090
Financial Assets At Fair Value Through Profit Or Loss [member]
Financial instruments and risk management [line items]
Assets, per balance sheet	2,579,587	704,839
Derivative financial instruments	340,660	46,511
Other derivatives	161,429
Trade accounts receivable and other accounts receivable excluding prepayments
Marketable securities	2,077,498	R$ 658,328
Cash and cash equivalents
Leases
Judicial deposits
Regulatory credits recoverable